CONVERTIBLE DEBENTURES	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
CONVERTIBLE DEBENTURES

8           CONVERTIBLE DEBENTURES

There were no convertible debentures issued, outstanding, repaid or converted during the year ended February 28, 2011.

On May 5, 2008, the Company signed a letter of intent (“LOI”) to enter into a strategic alliance with Paramount. The agreement called for Paramount to invest a minimum of $4,000,000 and maximum of $6,000,000 into the Company, fixed at a price of $0.50 per unit by June 23, 2008. The investment timeline was extended until July 21, 2008, and then to August 5, 2008. On August 6, 2008, the Company terminated the LOI with Paramount as Paramount did not meet the terms of the agreement.

The Company issued secured convertible debentures to Paramount as follows:

·	On May 9, 2008, the Company issued $500,000 in convertible debentures to Paramount, with a maturity date of one year, accruing interest at 8% per year payable in arrears and convertible at the option of the holder.

·	On June 10, 2008, the Company issued $70,000 in convertible debentures to Paramount, with a maturity date of one year, accruing interest at 8% per year payable in arrears and convertible at the option of the holder.•

·	On June 25, 2008, the Company issued $300,000 in convertible debentures to Paramount, with a maturity date of one year, accruing interest at 8% per year payable in arrears and convertible at the option of the holder.

·	On July 11, 2008, the Company issued $500,000 in convertible debentures to Paramount, with a maturity date of one year, accruing interest at 8% per year payable in arrears and convertible at the option of the holder.

·	On March 19, 2009, the Company entered into an agreement with Paramount restructuring its payment terms on the three outstanding secured convertible debentures held by Paramount. Under the terms of the agreement, the Company paid Paramount $1,000,000 to cancel two debentures held by them, one issued on May 9, 2008 for $500,000 and another issued on July 11, 2009 for $500,000.

The Company also amended a debenture issued to Paramount on June 18, 2009 in the face amount of $370,000. The amount of that debenture was increased to $521,047, which, among other things, included interest accrued on all three debentures to March 31, 2009. The Company was obligated to make a payment on March 31, 2009 on this debenture in the amount of $393,547 and the balance of $127,500 was to be re-paid on April 30, 2009. This remaining amount of $127,500 was interest free as long as the debenture remained in good standing. On March 31, 2009, the Company paid $300,000 of the debenture issued to them on June 18, 2009. As per the agreement, the remaining amount of $221,047 accrued interest at 8% per year payable monthly, in arrears on the 10th day of each month. On July 8, 2009, the Company entered into a definitive agreement with Paramount to sell the Guazapares project. As part of the agreement, Paramount waived the interest charges due on the convertible debenture.

As part of a restructuring fee, the Company issued to Paramount 150,000 shares of common stock. As part of the agreement, Paramount released its security interest on the Company ‘ s Cieneguita properties. The Company also repaid the remaining amount of the amended debenture of $221,047 on October 8, 2009, from the escrow funds for the payment of Guazapares properties. The Company recognized a loss of $196,045 on the liquidation of the debentures with Paramount. Upon receipt of this payment from the Company, Paramount released its security interests in the Company ‘ s assets, including its security interests in the Company ‘ s Sahuayacan, Guazapares and Encino Gordo properties.

The value assigned to the beneficial conversion feature of the convertible debentures issued to Paramount ($221,047) was $nil. The fair value of the warrants attached to the convertible debentures was estimated to be $48,500. The fair value of the warrants was estimated at the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

2009
Expected volatility	110.36%
Weighted-average volatility	110.36%
Expected dividend rate	-
Expected life of warrants in years	3-4
Risk-free rate	1.21-1.45%

The weighted average fair value of the warrants was $0.75 per warrant, while the weighted average stock price on the dates granted was $0.35. Stock-based compensation for these warrants of $48,500 was being amortized over the one year term of the convertible debentures starting on March 19, 2009.

In March 2009, the Company approved the issuance of $1,500,000 in convertible debentures to four investors, of which $1,300,000 was received in cash and used to liquidate the debentures issued to Paramount (former debenture holders) during the period of May 2008 to July 2008. Additionally, the Company converted $100,000 of accounts payable into the convertible debenture and received $100,000 in cash for the remaining debenture in October 2009. The debenture was due in one year from the date of issuance and accrued interest at 15% per annum, to be paid quarterly in either cash or stock of the Company valued at a 20% discount of the 20 day trading average prior to the date of payment. The holders had several options to convert the debentures. On July 24, 2009, all of the holders of the convertible debentures agreed to irrevocably convert the debentures into a 10% ownership interest in the Company ‘ s Cieneguita mining project. The Company has valued the Cieneguita project at approximately $15,000,000. The 10% ownership interest in the Cieneguita project thus approximates the value of the debentures to be converted.

As consideration for the debentures, the Company granted a security interest in its Cieneguita properties to these debenture holders, which was released upon conversion.

On October 12, 2009, the debentures were converted into 10% ownership interest in Cieneguita. The Company recognized a gain on sale of assets in the amount of $1,500,000 for the year ended February 28, 2010.

During the quarter ended May 31, 2009, the Company issued 273,510 warrants to MRT under a convertible debenture agreement, where one warrant was issued for each $0.60 of convertible debentures issued (note 6). The warrants can be exercised at any time at a price of $0.50 for three years.

In November 2009, MRT converted $1,000,000 debenture into units of $0.60 each. The Company recognized a loss on extinguishment of debenture of $114,980.

The value assigned to the beneficial conversion feature of the convertible debentures issued to MRT was $71,866. The fair value of the warrants attached to the convertible debentures was estimated to be $51,800. The fair value was estimated at the date of the grants using the Black-Scholes option pricing model with the following weighted average assumptions:

2009
Expected volatility	108.54-110.36%
Weighted-average volatility	108.54-110.36%
Expected dividend rate	-
Weighted-average expected life of warrants in years	3
Risk-free rate	1.36-1.45%

The weighted average fair value of the warrants was $0.19 per warrant, while the weighted average stock price on the dates granted was $0.32.